EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended October 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	35.76%
From	01-Oct-13	15-Oct-13	15-Nov-13	Floating Allocation Percentage at Month-End	83.18%
To	31-Oct-13	15-Nov-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$282,173,219.25		Beginning	-
			Payout	-
Total Collateral	$1,524,373,219.25		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	152.44%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.174000%
Beginning Gross Principal Pool Balance	$4,680,850,837.50		Applicable Margin	0.300000%
Total Principal Collections	$(1,730,891,253.99)			0.474000%
Investment in New Receivables	$1,838,833,457.65
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	408,166.67	0.41
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.41
Less Net CMA Offset	$(522,187,124.23)
Less Servicing Adjustment	$(4,007,992.76)		Total Due Investors	408,166.67	0.474000%
Ending Balance	$4,262,597,924.17		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,316,076.33
SAP for Next Period	35.76%

Average Receivable Balance	$4,219,233,589.66
Monthly Payment Rate	41.02%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,276,418.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,276,418.32